Advance to Suppliers, Net - Schedule of Advance to Suppliers (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers	$ 43,366	$ 43,194
Less: impairment loss	(43,366)	(43,051)
Advance to suppliers, net		$ 143